Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Balance sheet [Member] | USD [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency	1	1	1
Balance sheet [Member] | China, Yuan Renminbi
Schedule of Currency Exchange Rates [Line Items]
Foreign currency	7.119	7.0176	7.296
Balance sheet [Member] | Japan, Yen
Schedule of Currency Exchange Rates [Line Items]
Foreign currency	147.97	143.25	149.43
Balance sheet [Member] | Hong Kong, Dollars
Schedule of Currency Exchange Rates [Line Items]
Foreign currency	7.7809	7.7693	7.8308
Items in statements of income and comprehensive income and statements of cash flows [Member] | USD [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency	1	1	1
Items in statements of income and comprehensive income and statements of cash flows [Member] | China, Yuan Renminbi
Schedule of Currency Exchange Rates [Line Items]
Foreign currency	7.2125	7.2043	7.0533
Items in statements of income and comprehensive income and statements of cash flows [Member] | Japan, Yen
Schedule of Currency Exchange Rates [Line Items]
Foreign currency	149.1517	150.3267	138.9277
Items in statements of income and comprehensive income and statements of cash flows [Member] | Hong Kong, Dollars
Schedule of Currency Exchange Rates [Line Items]
Foreign currency	7.7948	7.8127	7.831